UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2010

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Brandes Institutional Global Equity Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.00%
Automobiles - 2.54%
Daimler AG (b)	5,300	$268,104
Honda Motor Co. Ltd.	8,700	255,544
Toyota Motor Corp. (b)	11,700	401,996
		925,644
Building Products - 0.42%
Masco Corp.	14,500	156,020
Chemicals - 4.20%
Akzo Nobel N.V. (b)	8,200	426,195
EI Du Pont De Nemours & Co.	10,500	363,195
The Dow Chemical Co.	31,033	736,103
		1,525,493
Commercial Banks - 8.28%
BB&T Corp.	5,100	134,181
Fifth Third Bancorp	19,700	242,113
Intesa Sanpaolo SpA (b)	50,000	131,685
Intesa Sanpaolo Savings Shares SpA (b)	118,900	236,824
KeyCorp	23,500	180,715
Mitsubishi UFJ Financial Group, Inc. (b)	67,000	304,227
Mizuho Financial Group, Inc. (b)	134,600	220,853
PNC Financial Services Group, Inc.	5,920	334,480
Regions Financial Corp.	25,030	164,697
Sumitomo Mitsui Financial Group, Inc. (b)	12,076	341,779
SunTrust Banks, Inc.	9,100	212,030
Wells Fargo & Co.	19,869	508,647
		3,012,231
Communications Equipment - 4.25%
Alcatel-Lucent S.A. (a)(b)	118,100	300,758
Motorola, Inc. (a)	59,800	389,896
Nokia OYJ (b)	47,506	387,213
Telefonaktiebolaget L.M. Ericsson (b)	42,000	465,874
		1,543,741
Computers & Peripherals - 1.40%
Dell, Inc. (a)	42,260	509,656
Consumer Finance - 1.27%
American Express Co.	11,600	460,520
Diversified Financial Services - 3.02%
Bank Of America Corporation	37,232	535,024
Citigroup, Inc. (a)	149,363	561,605
		1,096,629
Diversified Telecommunication Services - 14.89%
AT&T, Inc.	25,300	612,007
Deutsche Telekom AG (b)	68,000	802,780
France Telecom S.A. (b)	46,963	814,571
Nippon Telegraph & Telephone Corp. (b)	20,800	847,307
Portugal Telecom SGPS, S.A. (b)	26,600	265,866
Telecom Italia SpA Savings Shares (b)	823,900	752,602
Telefonica S.A. (b)	19,100	353,822
Telefonos de Mexico S.A. - Class L - ADR	23,922	337,540
Verizon Communications, Inc.	22,400	627,648
		5,414,143

Electric Utilities - 0.53%
Centrais Electricas Brasileiras S.A. - ADR	14,500	193,720
Electronic Equipment, Instruments & Components - 1.83%
FUJIFILM Holdings Corp. (b)	14,000	404,593
Tyco Electronics Ltd.	10,300	261,414
		666,007
Food & Staples Retailing - 9.60%
Carrefour S.A. (b)	16,500	654,515
J. Sainsbury Plc (b)	88,400	421,779
Koninklijke Ahold N.V. (b)	39,100	483,664
Safeway, Inc.	28,450	559,327
Seven & I Holdings Co. Ltd. (b)	20,200	462,808
SUPERVALU, Inc.	13,300	144,172
The Kroger Co.	28,100	553,289
Wm. Morrison Supermarkets Plc (b)	53,300	210,617
		3,490,171
Food Products - 2.59%
Sara Lee Corp.	29,300	413,130
Unilever N.V. (b)	19,400	529,800
		942,930
Health Care Equipment & Supplies - 0.85%
Boston Scientific Corp. (a)	53,300	309,140
Household Durables - 1.07%
Sony Corp. (b)	14,600	389,426
Industrial Conglomerates - 1.36%
General Electric Co.	34,210	493,308
Insurance - 6.26%
Aegon N.V. (a)(b)	60,400	320,835
Marsh & McLennan Companies, Inc.	15,500	349,525
MS&AD Insurance Group Holdings (b)	14,900	318,910
NKSJ Holdings, Inc. (a)	59,000	353,006
Swiss Reinsurance Co. Ltd. (b)	13,900	571,126
Tokio Marine Holdings, Inc. (b)	13,800	362,800
		2,276,202
Multiline Retail - 0.97%
Marks & Spencer Group Plc (b)	71,500	352,238
Office Electronics - 2.51%
Canon, Inc. (b)	13,800	514,318
Xerox Corp.	49,400	397,176
		911,494
Oil, Gas & Consumable Fuels - 8.73%
BP Plc (b)	29,500	141,221
Chesapeake Energy Corp.	21,750	455,663
Chevron Corp.	8,148	552,923
ENI SpA (b)	37,400	686,518
Total S.A. (b)	14,778	659,674
Valero Energy Corp.	37,709	678,008
		3,174,007
Pharmaceuticals - 14.66%
Astellas Pharma, Inc. (b)	11,800	395,367
AstraZeneca Plc (b)	10,000	471,458
Bristol-Myers Squibb Co.	24,800	618,512
Daiichi Sankyo Co. Ltd. (b)	18,500	330,519
Eli Lilly & Co.	17,000	569,500
Glaxosmithkline Plc (b)	20,400	346,409
Merck & Co., Inc.	25,579	894,498
Pfizer, Inc.	52,954	755,124
Sanofi-Aventis S.A. (b)	10,600	638,411
Takeda Pharmaceutical Co. Ltd. (b)	7,200	309,259
		5,329,057

Semiconductors & Semiconductor Equipment - 4.71%
Intel Corp.		36,500	709,925
STMicroelectronics N.V. (b)		26,300	208,887
Texas Instruments, Inc.		34,100	793,848
			1,712,660
Software - 1.84%
Microsoft Corp.		29,000	667,290
Specialty Retail - 1.22%
Lowes Cos, Inc.		21,800	445,156
TOTAL COMMON STOCKS (Cost $37,911,209)			$35,996,883
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 1.51%
Repurchase Agreements - 1.51%
State Street Bank and Trust Repurchase Agreement, (Dated 6/30/2010),
due 7/1/2010, 0.01%, [Collateralized by $535,000 United States
Treasury Bill, 4/30/2017, 3.125% (Market Value $562,013] (proceeds
$548,978)		$548,978	$548,978
TOTAL SHORT-TERM INVESTMENTS (Cost $548,978)			$548,978

Total Investments (Cost $38,460,187) - 100.51%			$36,545,861
Liabilities in Excess of Other Assets - (0.51)%			(183,855)
TOTAL NET ASSETS - 100.00%			$36,362,006

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $17,507,608 or 48.15% of the Fund's net assets.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional International Equity Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.24%
Bermuda - 0.42%
XL Group Plc	158,810	$2,542,548
Brazil - 1.39%
Brasil Telecom S.A. - ADR (a)	13,408	115,979
Centrais Electricas Brasileiras S.A. - ADR	428,930	5,730,505
Tele Norte Leste Participacoes S.A. - ADR	92,800	1,388,288
TIM Participacoes S.A. - ADR	17,884	485,372
Vivo Participacoes S.A. - ADR	31,912	827,159
		8,547,303
Finland - 0.92%
Nokia OYJ (b)	693,882	5,655,711
France - 11.17%
Alcatel-Lucent S.A. (a)(b)	2,431,200	6,191,390
Carrefour S.A. (b)	378,576	15,017,201
Credit Agricole S.A. (b)	343,332	3,562,128
France Telecom S.A. (b)	857,504	14,873,370
Natixis (a)(b)	1,274,548	5,534,667
Renault S.A. (a)(b)	95,700	3,547,358
Sanofi-Aventis S.A. (b)	205,635	12,384,869
Total S.A. (b)	166,184	7,418,273
		68,529,256
Germany - 7.44%
Bayerische Motoren Werke AG (b)	124,359	6,040,946
Daimler AG (b)	119,300	6,034,863
Deutsche Bank AG (b)	85,470	4,800,794
Deutsche Post AG (b)	666,600	9,719,138
Deutsche Telekom AG (b)	1,355,300	16,000,119
Volkswagen AG (b)	35,040	3,074,789
		45,670,649
Italy - 6.88%
ENI SpA (b)	809,500	14,859,271
Intesa Sanpaolo SpA (b)	1,766,850	4,653,358
Italcementi SpA Savings Shares (b)	422,400	1,844,723
Telecom Italia SpA Savings Shares (b)	8,822,450	8,058,976
Telecom Italia SpA (b)	7,486,774	8,268,053
Unicredit SpA (b)	1,379,157	3,050,753
Unipol Gruppo Finanziario SpA (b)	3,366,700	1,468,040
		42,203,174
Japan - 30.21%
Astellas Pharma, Inc. (b)	294,900	9,880,832
Canon, Inc. (b)	291,100	10,849,137
Chuo Mitsui Trust Holdings, Inc. (b)	834,000	2,941,068
Dai Nippon Printing Co. Ltd. (b)	341,700	3,943,668
Daiichi Sankyo Co. Ltd. (b)	378,702	6,765,848
Fuji Film Holdings Corp. (b)	313,900	9,071,544
Japan Tobacco, Inc. (b)	2,718	8,455,960
Mitsubishi UFJ Financial Group, Inc. (b)	1,981,800	8,998,773
Mizuho Financial Group, Inc. (b)	3,688,900	6,052,788
MS&AD Insurance Group Holdings, Inc. (b)	354,499	7,587,460
NEC Corp. (b)	2,044,000	5,305,951
Nippon Telegraph & Telephone Corp. (b)	451,800	18,404,474

Nissan Motor Co., Ltd. (a)(b)	324,100	2,258,484
NKSJ Holdings, Inc. (a)	815,000	4,876,265
Ono Pharmaceutical Co. Ltd. (b)	201,200	8,156,224
Rohm Co. Ltd. (b)	118,900	7,139,845
San-In Godo Bank, Ltd. (b)	93,000	715,131
Seven & I Holdings Co. Ltd. (b)	405,100	9,281,364
Sony Corp. (b)	288,400	7,692,496
Sumitomo Mitsui Financial Group, Inc. (b)	287,398	8,134,043
Taisho Pharmaceutical Co. Ltd. (b)	306,000	6,036,453
Takeda Pharmaceutical Co. Ltd. (b)	191,300	8,216,843
TDK Corp. (b)	87,800	4,804,613
The 77 Bank, Ltd. (b)	197,300	1,059,789
The Akita Bank, Ltd. (b)	262,000	908,077
Tokio Marine Holdings, Inc. (b)	371,500	9,766,679
Toyota Motor Corp. (b)	235,400	8,088,027
		185,391,836
Mexico - 2.33%
Cemex SAB de CV - ADR (a)	943,280	9,121,518
Telefonos de Mexico SAB de CV - Class L - ADR	366,146	5,166,320
		14,287,838
Netherlands - 8.11%
Aegon N.V. (a)(b)	1,465,762	7,785,891
Akzo Nobel N.V. (b)	146,100	7,593,558
Koninklijke Ahold N.V. (b)	886,752	10,969,045
SNS Reaal N.V. (a)(b)	141,435	609,626
STMicroelectronics N.V. (b)	992,000	7,878,940
Unilever N.V. (b)	341,104	9,315,302
Wolters Kluwer N.V. (b)	291,526	5,590,604
		49,742,966
New Zealand - 0.28%
Telecom Corp. of New Zealand Ltd. (b)	1,348,609	1,736,703
Portugal - 1.76%
Portugal Telecom SGPS, S.A. (b)	1,080,717	10,801,733
Singapore - 0.36%
Flextronics International Ltd. (a)	396,700	2,221,520
South Korea - 1.60%
Korea Electric Power Corp. - ADR (a)	443,700	5,714,856
SK Telecom Co., Ltd. - ADR	279,200	4,112,616
		9,827,472
Spain - 1.87%
Repsol YPF S.A. (b)	83,900	1,693,112
Telefonica S.A. (b)	527,201	9,766,257
		11,459,369
Sweden - 1.76%
Telefonaktiebolaget LM Ericsson (b)	971,000	10,770,549
Switzerland - 4.90%
Swiss Reinsurance (b)	175,000	7,190,443
Swisscom AG (b)	23,000	7,797,450
Tyco Electronics Ltd.	393,372	9,983,781
UBS AG (a)(b)	386,237	5,116,797
		30,088,471
United Kingdom - 14.84%
AstraZeneca Plc (b)	291,355	13,736,162
Barclays Plc (b)	1,471,121	5,871,980
BP Plc (b)	1,171,430	5,607,824
British Sky Broadcasting Group Plc (b)	442,100	4,616,307
GlaxoSmithKline Plc (b)	766,320	13,012,763
ITV Plc (a)(b)	6,599,100	4,931,548

J. Sainsbury Plc (b)		1,687,500	8,051,503
Kingfisher Plc (b)		1,763,200	5,523,331
Marks & Spencer Group Plc (b)		1,479,219	7,287,237
Vodafone Group Plc (b)		4,804,300	9,899,212
Wm. Morrison Supermarkets Plc (b)		2,622,511	10,362,946
Wolseley (a)(b)		108,929	2,162,226
			91,063,039
TOTAL COMMON STOCKS (Cost $770,698,229)			$590,540,137

PREFERRED STOCKS - 1.35%
Brazil - 1.35%
Brasil Telecom S.A. - ADR (a)		23,640	$474,691
Petroleo Brasileiro S.A. - ADR		263,780	7,860,644
			8,335,335
TOTAL PREFERRED STOCKS (Cost $10,247,064)			$8,335,335

		Contracts	Value
RIGHTS - 0.01%
Italy - 0.01%
Unipol Gruppo Finanziari Rights, Strike Price: €.0.029, Expiration: 7/16/2010		1,504,100	$50,397
TOTAL RIGHTS (Cost $138,540)			$50,397
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 1.79%
Repurchase Agreements - 1.79%
State Street Bank and Trust Repurchase Agreement, (Dated 6/30/2010),
due 7/1/2010, 0.01%, [Collateralized by $10,640,000 United States
Treasury Bill, 4/30/2017, 3.125% (Market Value $11,177,235] (proceeds
$10,957,354)		$10,957,351	$10,957,351
TOTAL SHORT-TERM INVESTMENTS (Cost $10,957,351)			$10,957,351

Total Investments (Cost $792,041,184) - 99.39%			$609,883,220
Other Assets in Excess of Liabilities - 0.61%			3,753,843
TOTAL NET ASSETS - 100.00%			$613,637,063

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $538,253,410 or 87.72% of the Fund's net assets.

Brandes Institutional International Equity Fund
Schedule of Investments by Industry
June 30, 2010 (Unaudited)

Air Freight & Logistics	1.56%
Automobiles	4.73%
Capital Markets	1.62%
Chemicals	1.24%
Commercial Banks	8.39%
Commercial Services & Supplies	0.64%
Communications Equipment	3.69%
Computers & Peripherals	0.86%

Construction Materials	1.79%
Diversified Financial Services	0.10%
Diversified Telecommunication Services	16.68%
Electric Utilities	1.87%
Electronic Equipment, Instruments & Components	4.25%
Food & Staples Retailing	8.75%
Food Products	1.52%
Household Durables	1.25%
Insurance	6.73%
Media	2.47%
Multiline Retail	1.19%
Office Electronics	1.77%
Oil, Gas & Consumable Fuels	4.82%
Pharmaceuticals	12.74%
Semiconductors & Semiconductor Equipment	2.45%
Specialty Retail	0.90%
Tobacco	1.38%
Trading Companies & Distributors	0.35%
Wireless Telecommunication Services	2.50%
COMMON STOCKS	96.24%
PREFERRED STOCKS	1.35%
RIGHTS	0.01%
SHORT TERM INVESTMENTS	1.79%
TOTAL INVESTMENTS	99.39%
Other Assets in Excess of Liabilities	0.61%
TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 13.62%
Federal Home Loan Mortgage - 2.84%
4.125%, 07/12/2010	$750,000	$750,894
Federal National Mortgage Association - 3.78%
Pool #14326, 5.000%, 07/17/2023 (e)	850,000	906,844
Fannie Mae Interest Only Strip
Pool #14119, 6.000%, 06/01/2036	526,740	90,446
		997,290
Freddie Mac Mortgage - 7.00%
Pool #34340, 6.000%, 07/01/2040 (e)	1,070,000	1,161,284
Pool #32686, 6.500%, 07/15/2040 (e)	625,000	685,058
		1,846,342
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $3,598,059)		$3,594,526

OTHER MORTGAGE RELATED SECURITIES - 17.91%
Collateralized Mortgage Obligations - 2.86%
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 2.874%, 01/25/2035	$775,000	$743,291
Series 2006-AR14, 6.007%, 10/25/2036	14,817	13,591
		756,882
Near Prime Mortgage - 11.36%
Banc of America Funding Corp.
Series 2006-H, 5.810%, 09/20/2046	100,669	69,325
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 3.580%, 10/25/2035	855,000	699,764
Bear Stearns Alt-A Trust
Series 2004-11, 1.027%, 11/25/2034	518,584	423,636
Series 2005-7, 0.617%, 08/25/2035	561,539	399,665
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.257%, 03/20/2036	69,953	42,634
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	37,063	37,144
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.128%, 06/25/2037	790,658	429,760
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.127%, 12/25/2035	296,664	238,835
Opteum Mortgage Acceptance Corp.
2005-3, 0.640%, 07/25/2035	454,025	332,285
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 6.613%, 11/25/2036	89,642	71,593
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	212,221	188,751
Series 2007-PA5, 6.250%, 11/25/2037	82,695	62,651
		2,996,043
Sub-Prime Mortgages - 3.69%
Accredited Mortgage Loan Trust
Series 2006-2, 0.459%, 09/25/2036	600,000	359,295
Countrywide Asset-Backed Certificates
Series 2004-10, 1.393%, 12/25/2034	115,013	17,558
Home Equity Loan Trust
Series 2007-FRE1, 0.444%, 04/25/2037	576,357	446,310

JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.513%, 04/25/2036	208,196	150,003
Park Place Securities, Inc.
Series 2004-WWF1, 3.743%, 12/25/2034	2,933	20
		973,186
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $4,320,749)		$4,726,111

US GOVERNMENTS - 14.02%
Sovereign - 14.02%
United States Treasury Bonds
6.875%, 08/15/2025 (f)	$60,000	$83,250
United States Treasury Notes
4.250%, 08/15/2014	475,000	527,955
4.500%, 02/15/2016	1,425,000	1,612,811
3.375%, 11/15/2019	1,425,000	1,475,877
		3,616,643
TOTAL US GOVERNMENTS (Cost $3,514,733)		$3,699,893

	Shares	Value
COMMON STOCKS - 0.04%
Commercial Services & Supplies - 0.04%
World Color Press, Inc. (a)	967	$10,830
Semiconductors - 0.00%
MagnaChip Semiconductor (a)(d)	174	-
TOTAL COMMON STOCKS (Cost $87,152)		$10,830

PREFERRED STOCKS - 0.06%
Diversified Financial Services - 0.06%
Ally Financial, Inc. 7.000% (b)	16	$12,438
TOTAL PREFERRED STOCKS (Cost $0)		$12,438
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.21%
Equipment - 0.21%
Airplanes Pass Through Trust
Series A-8, 0.716%, 03/15/2019	$8,123	$8,022
Series A-9, 0.891%, 03/15/2019	100,000	46,000
DVI Receivables Corp.
Series 03-1A3, 0.850%, 03/12/2011 (d)	20,259	506
		54,528
TOTAL ASSET BACKED SECURITIES (Cost $97,967)		$54,528

CORPORATE BONDS - 50.94%
Advertising - 0.60%
Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$155,000	$155,775
Automobile Parts & Equipment - 0.21%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	65,000	54,600
Banks & Thrifts - 9.05%
Banco Santander Chile
7.375%, 07/18/2012	23,700	25,843
Citigroup, Inc.
6.125%, 11/21/2017	235,000	245,413
6.875%, 03/05/2038	235,000	246,530
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	196,198

Ally Financial, Inc.
6.875%, 09/15/2011	75,000	76,031
7.500%, 12/31/2013	15,000	14,962
6.750%, 12/01/2014	500,000	483,750
8.000%, 12/31/2018	18,000	16,560
Goldman Sachs Group, Inc.
7.500%, 02/15/2019	115,000	128,545
JP Morgan Chase & Co.
7.900%, 04/30/2099	165,000	170,070
KeyCorp
6.500%, 05/14/2013	310,000	339,100
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	175,000	160,487
National City Corp.
4.900%, 01/15/2015	235,000	253,319
Regions Financing Trust II
6.625%, 05/15/2047	40,000	30,491
		2,387,299
Building Materials - 3.05%
Masco Corp.
6.125%, 10/03/2016	305,000	295,104
Mohawk Industries, Inc.
6.875%, 01/15/2016	255,000	259,462
USG Corp.
6.300%, 11/15/2016	290,000	250,125
		804,691
Chemicals - 1.32%
The Dow Chemical Co.
8.550%, 05/15/2019	285,000	348,872
Containers & Packaging - 0.81%
Sealed Air Corp.
7.875%, 06/15/2017 (b)	205,000	214,283
Diversified Financial Services - 4.03%
Countrywide Financial Corp.
5.800%, 06/07/2012	455,000	478,453
Ford Motor Credit Co. LLC
7.250%, 10/25/2011	170,000	174,636
International Lease Finance Corp.
6.625%, 11/15/2013	235,000	217,962
SLM Corp.
5.000%, 10/01/2013	200,000	191,193
		1,062,244
Electric Utilities - 7.07%
Ameren Corp.
8.875%, 05/15/2014	300,000	347,771
Arizona Public Service Co.
8.750%, 03/01/2019	340,000	431,299
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	190,563
Consumers Energy Co.
6.700%, 09/15/2019	100,000	119,627
FirstEnergy Corp.
7.375%, 11/15/2031	225,000	237,239
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	293,501
Oncor Electric Delivery Co.
6.375%, 01/15/2015	30,000	33,990
7.000%, 09/01/2022	175,000	210,970
		1,864,960

Energy - 1.56%
Valero Energy Corp.
9.375%, 03/15/2019	340,000	411,838
Equipment - 0.15%
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 04/19/2022	39,292	38,545
FDIC Guaranteed - 5.90%
Ally Financial, Inc.
2.200%, 12/19/2012	500,000	513,751
Goldman Sachs Group, Inc.
3.250%, 06/15/2012	775,000	811,525
Wells Fargo & Co.
3.000%, 12/09/2011	225,000	232,556
		1,557,832
Food, Beverage & Tobacco - 2.25%
Altria Group, Inc.
9.700%, 11/10/2018	150,000	189,957
Chiquita Brands International, Inc.
7.500%, 11/01/2014	70,000	68,600
Smithfield Foods, Inc.
7.750%, 07/01/2017	130,000	124,150
Tyson Foods, Inc.
7.850%, 04/01/2016	195,000	212,062
		594,769
Health Care Services - 1.78%
Tenet Healthcare Corp.
7.375%, 02/01/2013	470,000	470,000
Healthcare Products - 0.51%
Boston Scientific Corp.
6.000%, 01/15/2020	135,000	134,032
Homebuilders - 2.82%
Centex Corp.
6.500%, 05/01/2016	80,000	81,000
Lennar Corp.
5.600%, 05/31/2015	150,000	132,000
Pulte Group, Inc.
5.200%, 02/15/2015	440,000	413,600
Toll Brothers Finance Corp.
5.150%, 05/15/2015	120,000	117,622
		744,222
Insurance - 0.50%
CNA Financial Corp.
7.350%, 11/15/2019	125,000	132,830
Leisure Time - 0.25%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	65,000	64,675
Media - 1.16%
Historic TW, Inc.
9.125%, 01/15/2013	40,000	46,554
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	16,632
Viacom, Inc.
6.250%, 04/30/2016	65,000	73,726
6.875%, 04/30/2036	150,000	169,810
		306,722
Oil & Gas - 3.72%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	374,403

BP Capital Markets Plc
5.250%, 11/07/2013	380,000	349,317
Transocean, Inc.
5.250%, 03/15/2013	275,000	258,690
		982,410
Paper & Forest Products - 0.89%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013 (c)	80,000	11,400
Catalyst Paper Corp.
8.625%, 06/15/2011	245,000	222,950
		234,350
Pharmaceuticals - 0.38%
Wyeth
5.500%, 02/01/2014	90,000	101,101
Technology, Equipment & Services - 0.57%
Unisys Corp.
12.500%, 01/15/2016	140,000	151,200
Telecommunications - 2.36%
Nextel Communications, Inc.
5.950%, 03/15/2014	60,000	55,650
Sprint Nextel Corp.
6.000%, 12/01/2016	115,000	103,213
Verizon New York, Inc.
6.875%, 04/01/2012	430,000	464,645
		623,508
TOTAL CORPORATE BONDS (Cost $12,214,231)		$13,440,758

	Contracts	Value
WARRANTS - 0.00%
Commercial Services & Supplies - 0.00%
World Color Press, Inc.
Expiration: July 2014, Exercise Price: $13.00 (a)(d)	548	$515
Expiration: July 2014, Exercise Price: $16.30 (a)(d)	548	773
		1,288
Semiconductors - 0.00%
MagnaChip Semiconductor
Expiration: November 2014, Exercise Price: $1.97 (d)	870	-
TOTAL WARRANTS (Cost $8,748)		$1,288
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 12.66%
Commercial Paper - 2.84%
General Electric Commercial Paper
0.258%, 09/01/2010 (f)	$750,000	$749,665
Sovereign - 7.58%
Freddie Mac Discount Note
0.162%, 07/14/2010 (f)	1,000,000	999,942
World Bank Discount Note
0.338%, 09/03/2010 (f)	1,000,000	999,414
		1,999,356

Repurchase Agreements - 2.24%
State Street Bank and Trust Repurchase Agreement, (Dated 6/30/2010),
due 7/1/10, 0.01%, [Collateralized by $575,000 United States
Treasury Bill, 4/30/2017, 3.125% (Market Value $604,033] (proceeds
$590,746)	590,746	590,746
TOTAL SHORT TERM INVESTMENTS (Cost $3,339,779)		$3,339,767

Total Investments (Cost $27,181,418) - 109.46%		$28,880,139
Liabilities in Excess of Other Assets - (9.46)%		(2,496,279)
TOTAL NET ASSETS - 100.00%		$26,383,859

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total
$226,721, which represents 0.86% of total net assets.
(c)	In Default
(d)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $1,794 or 0.01%
of the Fund's net assets.
(e)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(f)	Security pledged as collateral for when-issue purchase commitments outstanding as of June 30, 2010.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2010 (Unaudited)
	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 0.86%
Federal National Mortgage Association - 0.86%
Fannie Mae Interest Only Strip
Pool #14119, 6.000%, 06/01/2036	$7,648,705	$1,313,352
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $1,537,650)		$1,313,352

OTHER MORTGAGE RELATED SECURITIES - 13.57%
Collateralized Mortgage Obligations - 0.08%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.007%, 10/25/2036	$131,707	$120,811
Near Prime Mortgage - 8.14%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 3.580%, 10/25/2035	3,700,000	3,028,220
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.237%, 03/20/2036	1,715,149	1,045,325
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	2,149,666	2,154,369
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.128%, 06/25/2037	4,718,204	2,564,570
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.127%, 12/25/2035	1,349,325	1,086,301
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	2,886,784	2,567,535
		12,446,320
Sub-Prime Mortgages - 5.35%
Argent Securities, Inc. (d)
2004-W11, 1.543%, 11/25/2034	831,815	189,238
Countrywide Asset-Backed Certificates
Series 2004-10, 1.393%, 12/25/2034	3,367,568	514,093
Series 2004-13, 1.193%, 04/25/2035	1,810,000	1,238,141
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8, 1.293%, 10/25/2034	2,062,380	841,635
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.513%, 04/25/2036	3,547,652	2,556,058
Park Place Securities, Inc.
Series 2004-WWF1, 3.743%, 12/25/2034	431,193	2,887
Structured Asset Investment Loan Trust
Series A3, 0.723%, 07/25/2035	3,082,198	2,835,018
		8,177,070
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $26,645,925)		$20,744,201

	Shares	Value
COMMON STOCKS - 1.26%
Commercial Services & Supplies - 0.50%
World Color Press, Inc. (a)	67,055	$751,016
Paper & Forest Products - 0.76%
Tembec, Inc. (a)	299,387	570,904
Tembec, Inc. (a)(c)	313,312	597,457
		1,168,361
Semiconductors - 0.00%
MagnaChip Semiconductor (a)(d)	16,080	-
TOTAL COMMON STOCKS (Cost $13,597,574)		$1,919,377

PREFERRED STOCKS - 0.68%
Diversified Financial Services - 0.68%
Ally Financial, Inc. 7.000% (c)	1,363	$1,059,520
TOTAL PREFERRED STOCKS (Cost $0)		$1,059,520
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.82%
Equipment - 1.82%
Airplanes Pass Through Trust
Series A-8, 0.716%, 03/15/2019	$194,955	$192,517
Series A-9, 0.891%, 03/15/2019	2,965,000	1,363,900
DVI Receivables Corp.
Series 03-1A3, 0.850%, 03/12/2011 (d)	2,357,034	58,926
Lease Investment Flight Trust
Series A-1, 0.731%, 07/15/2031 (d)	3,285,000	1,166,175
		2,781,518
TOTAL ASSET BACKED SECURITIES (Cost $7,252,003)		$2,781,518

CORPORATE BONDS - 79.58%
Advertising - 2.59%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$3,920,000	$3,939,600
Automobile Parts & Equipment - 1.36%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	2,465,000	2,070,600
Banks & Thrifts - 13.68%
Ally Financial, Inc.
6.875%, 09/15/2011	3,957,000	4,011,409
7.500%, 12/31/2013	1,029,000	1,026,427
6.750%, 12/01/2014	2,096,000	2,027,880
8.000%, 12/31/2018	1,235,000	1,136,200
Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,676,669
JP Morgan Chase & Co.
7.900%, 04/30/2099	3,420,000	3,525,097
KeyCorp
6.500%, 05/14/2013	1,760,000	1,925,213
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	2,380,000	2,182,619
National City Corp.
4.900%, 01/15/2015	3,150,000	3,395,555
		20,907,069
Building Materials - 6.02%
Masco Corp.
6.125%, 10/03/2016	4,040,000	3,908,914
Mohawk Industries, Inc.
6.875%, 01/15/2016	2,965,000	3,016,887
USG Corp.
6.300%, 11/15/2016	2,635,000	2,272,688
		9,198,489
Chemicals - 1.56%
The Dow Chemical Co.
8.550%, 05/15/2019	1,945,000	2,380,900
Diversified Financial Services - 10.95%
Countrywide Financial Corp.
5.800%, 06/07/2012	3,440,000	3,617,311
Ford Motor Credit Co. LLC
7.250%, 10/25/2011	3,945,000	4,052,580

International Lease Finance Corp.
6.625%, 11/15/2013	5,230,000	4,850,825
SLM Corp.
5.000%, 10/01/2013	4,420,000	4,225,370
		16,746,086
Electric Utilities - 8.32%
Ameren Corp.
8.875%, 05/15/2014	2,910,000	3,373,379
FirstEnergy Corp.
7.375%, 11/15/2031	2,320,000	2,446,192
Nisource Finance Corp.
5.250%, 09/15/2017	2,140,000	2,203,834
Oncor Electric Delivery Co. LLC
7.000%, 09/01/2022	3,900,000	4,701,618
		12,725,023
Energy - 2.46%
Valero Energy Corp.
9.375%, 03/15/2019	3,110,000	3,767,103
Food, Beverage & Tobacco - 4.11%
Chiquita Brands International, Inc.
7.500%, 11/01/2014	1,290,000	1,264,200
Tyson Foods, Inc.
7.850%, 04/01/2016	4,615,000	5,018,812
		6,283,012
Healthcare Products - 1.07%
Boston Scientific Corp.
6.000%, 01/15/2020	1,655,000	1,643,129
Healthcare Services - 2.81%
Tenet Healthcare Corp.
7.375%, 02/01/2013	4,300,000	4,300,000
Homebuilders - 8.93%
Centex Corp.
6.500%, 05/01/2016	2,695,000	2,728,687
Lennar Corp.
5.600%, 05/31/2015	4,275,000	3,762,000
Pulte Group, Inc.
5.200%, 02/15/2015	3,205,000	3,012,700
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,151,088
		13,654,475
Insurance - 1.26%
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	1,806,495
Unum Group
7.625%, 03/01/2011	120,000	124,575
		1,931,070
Media - 0.78%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,075,000	1,191,911
Oil & Gas - 4.24%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	2,800,000	2,409,951
BP Capital Markets Plc
5.250%, 11/07/2013	1,565,000	1,438,636
Transocean, Inc.
5.250%, 03/15/2013	2,800,000	2,633,932
		6,482,519

Paper & Forest Products - 4.99%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013 (b)	3,950,000	562,875
Catalyst Paper Corp.
8.625%, 06/15/2011	4,950,000	4,504,500
Norske Skogindustrier ASA
7.000%, 06/26/2017	695,000	552,424
Tembec Industries, Inc.
7.248%, 02/12/2012	2,088,750	2,005,200
		7,624,999
Technology, Equipment & Services - 1.40%
Unisys Corp.
12.500%, 01/15/2016	1,980,000	2,138,400
Telecommunications - 3.05%
Nextel Communications, Inc.
5.950%, 03/15/2014	5,035,000	4,669,962
TOTAL CORPORATE BONDS (Cost $116,223,050)		$121,654,347

	Contracts	Value
WARRANTS - 0.06%
Commercial Services & Supplies - 0.06%
World Color Press, Inc.
Expiration: July 2014, Exercise Price: $16.30 (a)(d)	38,004	$35,724
Expiration: July 2014, Exercise Price: $13.00 (a)(d)	38,004	53,585
		89,309
MagnaChip Semiconductor
Expiration: November 2014, Exercise Price: $1.97 (d)	80,400	-
TOTAL WARRANTS (Cost $863,486)		$89,309
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.22%
Repurchase Agreements - 1.22%
State Street Bank and Trust Repurchase Agreement, (Dated 6/30/2010),
due 7/1/2010, 0.01%, [Collateralized by $1,815,000 United States
Treasury Bill, 4/30/2017, 3.125% (Market Value $1,906,643] (proceeds
$1,866,179)	$1,866,178	$1,866,178
TOTAL SHORT-TERM INVESTMENTS (Cost $1,866,178)		$1,866,178

Total Investments (Cost $167,985,866) - 99.05%		$151,427,802
Other Assets in Excess of Liabilities - 0.95%		1,449,121
TOTAL NET ASSETS - 100.00%		$152,876,923

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	In Default
(c)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total
$1,656,977, which represents 1.08% of total net assets.
(d)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $1,503,648 or 0.98%
of the Fund's net assets.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2010 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2010 for the Brandes Institutional Global Equity Fund, ("Global Fund"), Brandes Institutional International Equity Fund ("International Fund"),  Brandes Institutional Core Plus Fixed Income Fund ("Core Plus Fund"), and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

	Global Fund	International Fund	Core Plus Fund	SMART Fund
Cost of Investments	$ 38,460,187	$ 792,041,184	$ 27,181,418	$167,985,866
Gross unrealized appreciation	$ 2,459,978	$ 31,611,521	$ 2,092,730	$ 15,080,959
Gross unrealized depreciation	(4,374,304)	(213,769,485)	(394,009)	(31,639,023)
Net unrealized appreciation/(depreciation)	$ (1,914,326)	$ (182,157,964)	$ 1,698,721	$ (16,558,064)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the following three broad categories:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds' own assumptions that market participants would use to price the asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy noted above.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of June 30, 2010, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associatied with investing in those securities.

Description		Level 1	Level 2	Level 3	Total

Investments in Securities
Global Fund
	Equities	$ 18,489,275	$ 17,507,608	$ -	$ 35,996,883
	Repurchase Agreements	-	548,978	-	548,978
	Total Investments in Securities	$ 18,489,275	$ 18,056,586	$ -	$ 36,545,861

International Fund
	Equities	$ 60,672,459	$ 538,253,410	$ -	$ 598,925,869
	Repurchase Agreements	-	10,957,351	-	10,957,351
	Total Investments in Securities	$ 60,672,459	$ 549,210,761	$ -	$ 609,883,220

Core Plus Fund
	Equities	$ 10,830	$ 12,438	$ -	$ 23,268
	Asset Backed Securities	-	54,022	506	54,528
	Corporate Bonds		13,440,758		13,440,758
	Government Securities	-	9,293,775	-	9,293,775
	Mortgage Backed Securities	-	4,726,111	-	4,726,111
	Warrants	-	1,288		1,288
	Short Term Investments	-	749,665		749,665
	Repurchase Agreements	-	590,746	-	590,746
	Total Investments in Securities	$ 10,830	$ 28,868,803	$ 506	$ 28,880,139

SMART Fund
	Equities	$ 1,919,377	$ 1,059,520	$ -	$ 2,978,897
	Warrants	-	89,309	-	89,309
	Asset Backed Securities	-	1,556,418	1,225,101	2,781,519
	Corporate Bonds	-	121,654,347	-	121,654,347
	Government Securities	-	1,313,352	-	1,313,352
	Mortgage Backed Securities	-	20,744,200	-	20,744,200
	Repurchase Agreements	-	1,866,178	-	1,866,178
	Total Investments in Securities	$ 1,919,377	$ 148,283,324	$ 1,225,101	$ 151,427,802

Below is a reconciliation that details the activity of securities in Level 3 during the period of October 1, 2009 to June 30, 2010:
	Core Plus Fund	SMART Fund
Beginning Balance - 10/1/2009	$ 748	$ 858,963
Net purchases/(sales)	9,394	5,216,754
Transfers in/(out) of level 3	-	-
Total realized and unrealized gains/(losses)	(11,198)	(5,014,940)
Accrued accretion/(amortization)	1,562	164,324
Ending Balance - June 30, 2010	$ 506	$ 1,225,101

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)     /s/ Debra McGinty-Poteet
   Debra McGinty-Poteet, President

Date          8/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Debra McGinty-Poteet
  Debra McGinty-Poteet, President

Date           8/27/10

By (Signature and Title)*     /s/ Gary Iwamura
  Gary Iwamura, Treasurer

Date          8/27/10

* Print the name and title of each signing officer under his or her signature.